Debt - Maturities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Payments by calendar year
2016	$ 160
2017	80
2018	544,350
2019	2,226,440
2020	2,030,583
2021 and thereafter	3,635,492
Total	8,437,105
Senior Secured Notes
Payments by calendar year
2020	1,362,090
2021 and thereafter	3,525,395
Total	4,887,485
6.250% Senior Secured Notes due 2022
Payments by calendar year
2021 and thereafter	1,500,000
Total	1,500,000
6.500% Senior Secured Notes due 2025
Payments by calendar year
2021 and thereafter	1,100,000
Total	1,100,000
4.750% Senior Secured Notes due 2023
Payments by calendar year
2021 and thereafter	925,395
Total	925,395
4.125% Senior Secured Notes due 2020
Payments by calendar year
2020	762,090
Total	762,090
5.625% Senior Secured Notes due 2020
Payments by calendar year
2020	600,000
Total	600,000
Legacy GTECH Notes
Payments by calendar year
2018	544,350
2020	544,350
Total	1,088,700
6.625% Senior Secured Notes due 2018
Payments by calendar year
2018	544,350
Total	544,350
4.750% Senior Secured Notes due 2020
Payments by calendar year
2020	544,350
Total	544,350
Legacy IGT Notes
Payments by calendar year
2019	500,000
2020	124,143
2021 and thereafter	60,567
Total	684,710
7.500% Senior Secured Notes due 2019
Payments by calendar year
2019	500,000
Total	500,000
5.500% Senior Secured Notes due 2020
Payments by calendar year
2020	124,143
Total	124,143
5.350% Senior Secured Notes due 2023
Payments by calendar year
2021 and thereafter	60,567
Total	60,567
Term Loan Facilities due 2019
Payments by calendar year
2019	870,960
Total	870,960
Revolving Credit Facilities
Payments by calendar year
2019	855,480
Total	855,480
Capital Securities due 2066
Payments by calendar year
2021 and thereafter	49,530
Total	49,530
Other
Payments by calendar year
2016	160
2017	80
Total	$ 240